Employee benefit plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japan Equity securities Common stocks	Mar. 31, 2010 Japan Equity securities Common stocks	Mar. 31, 2011 Equity securities Common stocks Foreign	Mar. 31, 2010 Equity securities Common stocks Foreign	Mar. 31, 2011 Japan Debt securities Government bonds	Mar. 31, 2010 Japan Debt securities Government bonds	Mar. 31, 2011 Debt securities Government bonds Foreign	Mar. 31, 2010 Debt securities Government bonds Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 19,057	¥ 1,584,627	¥ 1,571,061
Estimated prior service costs	(189)	(15,700)
Estimated net actuarial loss	192	16,000
Estimated net transition obligations	23	1,900
Expected contribution to pension plans	$ 1,169	¥ 97,231
Percentage of plan assets invested in equity securities	50.00%	50.00%
Percentage of plan assets invested in debt securities	30.00%	30.00%
Plan asset allocation				51.00%	64.00%	49.00%	36.00%	25.00%	25.00%	75.00%	75.00%